Securities Act File No. 333-34474
Investment Company Act File No. 811-09891

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549
_______________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

PRE-EFFECTIVE AMENDMENT NO. /_/

POST-EFFECTIVE AMENDMENT NO. 61 /X/

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 61 /X/
__________________________________________________________________

DREYFUS OPPORTUNITY FUNDS

(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Jeff Prusnofsky, Esq.
200 Park Avenue
New York, New York 10166

(Name and Address of Agent for Service)

COPY TO:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
__________________________________________________________________

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on August 13, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A for Dreyfus Opportunity Funds is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until August 13, 2014, the effectiveness of Post-Effective Amendment No. 59 ("PEA No. 59"), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0000899681-14-000328 on April 11, 2014. Since no other changes are intended to be made to PEA No. 59 by means of this filing, Parts A, B and C of PEA No. 59 are incorporated herein by reference.

PART A – PROSPECTUSES

The Prospectuses for Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund and Dreyfus Strategic Beta U.S. Equity Fund are incorporated herein by reference to Part A of PEA No. 59.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund and Dreyfus Strategic Beta U.S. Equity Fund is incorporated herein by reference to Part B of PEA No. 59.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 59.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 14th day of July, 2014.

DREYFUS OPPORTUNITY FUNDS

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	July 14, 2014
Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	July 14, 2014
James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	July 14, 2014
Joseph S. DiMartino

/s/ Gordon J. Davis*	Board Member	July 14, 2014
Gordon J. Davis

/s/ Isabel P. Dunst*	Board Member	July 14, 2014
Isabel P. Dunst

/s/ Whitney Gerard*	Board Member	July 14, 2014
Whitney Gerard

/s/ Robin A. Melvin*	Board Member	July 14, 2014
Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	July 14, 2014
Nathan Leventhal

/s/ Roslyn M. Watson*	Board Member	July 14, 2014
Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	July 14, 2014
Benaree Pratt Wiley

*BY:	/s/ Kiesha Astwood
Kiesha Astwood
Attorney-in-Fact